Note 9 - Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about inventories [text block]
	2021	2020
Stockpiles of ore(1)	$30,137	$239,219
Gold in-circuit	8,108	14,682
Ore on leach pads	17,314	4,768
Gold doré	25	24,953
Copper and gold concentrate	13,702	32,201
Molybdenum inventory	86,090	57,238
Total product inventories	155,376	373,061
Supplies (net of provision)(2)	65,844	207,526
Total inventories	$221,220	$580,587